Share-Based Compensation Plan - Assumptions (Details) - Stock options - Incentive Plan 2017	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	62.10%	64.40%	50.40%
Risk-free interest rate	2.70%	0.80%	1.50%
Expected life of stock options granted during the period (years)	6 years	6 years	6 years